QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS (Tables)	12 Months Ended
Dec. 31, 2023
Qualitative and quantitative information on financial risks [Abstract]
Disclosure of internal credit grades
The following table presents information relating to the short term credit rating of the Group’s cash and cash equivalents:

	At December 31,
	2023	2022
P-1 / A-1 / Aaa-mf / AAAm (1)	6%	1%
P-2 / A-2	92%	98%
P-3 / A-3 / Not rated	2%	1%
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(1)Aaa-mf (Moody’s) /AAAm (S&P Global Ratings) refer to money market funds. P-ratings (Moody’s) and A-ratings (S&P Global Ratings) refer to the short-term rating of the financial institutions with whom the Group deposits cash in current accounts or other short-term instruments.